Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Contract Balances
Notes and accounts receivable—trade (net of allowances of $192 in 2023 and $233 in 2022)	$ 7,214	$ 6,541
Notes and accounts receivable - trade, allowances	192	233
Contract assets	505	464
Deferred income (current)	13,451	12,032
Deferred income (noncurrent)	3,533	$ 3,499
Revenue recognized that was included in deferred income at the beginning of the period	$ 10,500